Rehabilitation and Closure Cost Provision (Tables)	12 Months Ended
Apr. 30, 2021
Rehabilitation And Closure Cost Provision [Abstract]
Description of Changes to the reclamation	Changes to the reclamation and closure cost balance during the period are as follows:

	April 30, 2021	April 30, 2020
Balance, beginning of year	$1,014	$1,254
Accretion expense	85	72
Increase in provision	871	-
Foreign exchange fluctuation	(18)	(312)
	$1,952	$1,014